ACQUISITIONS - Assets Acquired and Liabilities Assumed (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Feb. 01, 2021	Dec. 31, 2020	Jul. 16, 2020	Dec. 31, 2019	Nov. 01, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 49,757		$ 44,904		$ 41,826		$ 12,103
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC
Business Acquisition [Line Items]
Goodwill		$ 4,853
Other assets acquired		5,100
Liabilities assumed		(3,446)
Net assets acquired		25,270
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		226
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired						$ 117
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired						10,500
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 7,920
SmarterChaos
Business Acquisition [Line Items]
Goodwill				$ 3,078
Accounts receivable				576
Other assets acquired				30
Liabilities assumed				(662)
Net assets acquired				5,799
SmarterChaos | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				277
SmarterChaos | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 2,500
UE Authority, Co.
Business Acquisition [Line Items]
Goodwill						29,723
Other assets acquired						6,393
Liabilities assumed						(9,045)
Net assets acquired						56,620
UE Authority, Co. | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired						690
UE Authority, Co. | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired						1,520
UE Authority, Co. | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired						26,000
UE Authority, Co. | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired						$ 10,300